Revenue from Contracts with Customers - Summary of Amortization of Contract Acquisitions and Fulfillment Costs on Consolidated Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Capitalized Acquisition Costs
Capitalized Contract Cost [Line Items]
Amortization of capitalized costs	$ 299	$ 258	$ 224
Capitalized Acquisition Costs | Total amortization of capitalized acquisition costs from continuing operations
Capitalized Contract Cost [Line Items]
Amortization of capitalized costs	217	184	174
Capitalized Acquisition Costs | Discontinued operations
Capitalized Contract Cost [Line Items]
Amortization of capitalized costs	82	74	50
Capitalized Acquisition Costs | Net Revenue
Capitalized Contract Cost [Line Items]
Amortization of capitalized costs	17	23	25
Capitalized Acquisition Costs | Cost of Sales
Capitalized Contract Cost [Line Items]
Amortization of capitalized costs	193	154	141
Capitalized Acquisition Costs | Sales and Marketing
Capitalized Contract Cost [Line Items]
Amortization of capitalized costs	7	7	8
Capitalized Fulfillment Costs
Capitalized Contract Cost [Line Items]
Amortization of capitalized costs	13	12	11
Capitalized Fulfillment Costs | Discontinued operations
Capitalized Contract Cost [Line Items]
Amortization of capitalized costs	10	7	5
Capitalized Fulfillment Costs | Cost of Sales
Capitalized Contract Cost [Line Items]
Amortization of capitalized costs	$ 3	$ 5	$ 6